Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “2024 Executive Compensation Program in Detail” in the Compensation Discussion and Analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Human Capital and Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Jeffrey W. Benck $	Compensation Actually Paid to Jeffrey W. Benck(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	BHE Total Shareholder Return $	10-K Peer Group Total Shareholder Return(4) $	Net Income (in thousands) $	Revenue (in thousands) $
2024	6,544,395	10,504,543	1,665,717	1,844,780	149.30	375.27	63,327	2,656,105
2023	5,837,439	4,425,392	1,679,186	1,506,671	89.35	246.91	64,315	2,838,976
2022	6,718,650	8,543,236	1,803,293	2,202,770	84.06	161.06	68,229	2,886,331
2021	6,736,846	4,310,263	1,776,762	1,053,904	83.10	147.89	35,770	2,255,319
2020	4,870,541	2,964,019	1,286,201	846,750	80.94	111.91	14,055	2,053,131
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022		2021		2020
	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	6,544,395	1,665,717	5,837,439	1,679,186	6,718,650	1,803,293	6,736,846	1,776,762	4,870,541	1,286,201
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,200,000)	(1,055,000)	(4,000,000)	(1,081,250)	(3,850,000)	(854,673)	(4,375,000)	(961,344)	(3,500,000)	(759,687)
Year-end fair value of unvested awards granted in the current year	7,439,589	1,492,843	4,529,294	1,210,321	3,956,739	878,408	4,145,568	910,960	3,367,877	731,026
Year-over-year difference of year-end fair values for unvested awards granted in prior years	320,701	79,748	(1,820,841)	(286,789)	1,755,646	377,497	(2,377,268)	(688,242)	(1,137,486)	(344,763)
Fair values at vest date for awards granted in prior fiscal years and vested in current year	4,062,637	480,590	4,629,967	694,789	1,646,191	341,880	1,459,832	293,019	479,065	240,576
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(3,819,931)	(414,109)	(4,853,336)	(727,383)	(1,717,137)	(356,934)	(1,298,236)	(282,430)	(1,115,978)	(306,603)
Dividends or dividend equivalents not otherwise included in total compensation	157,152	10,144	102,869	17,797	33,147	13,299	18,521	5,179	—	—
Grants made in prior fiscal years that are forfeited during 2024	—	(415,153)	—	—	—	—	—	—	—	—

Compensation Actually Paid (as calculated)	10,504,543	1,844,780	4,425,392	1,506,671	8,543,236	2,202,770	4,310,263	1,053,904	2,964,019	846,750
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PSUs at each measurement date.
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Mr. Moezidis; Mr. Schumaker; Mr. Kamal; Mr. Valkanoff; Mr. Beaver; Mr. Lakkaraju

2023: Mr. Moezidis; Mr. Beaver; Ms. Rhonda R. Buseman; Mr. Lakkaraju

2022 and 2021: Michael D. Buseman; Mr. Beaver; Robert B. Crawford; Mr. Lakkaraju

2020: Mr. Buseman; Mr. Beaver; Mr. Janick; Mr. Lakkaraju

(4) The Peer Group Index is composed of Celestica Inc., Flex Ltd., Jabil Inc., Kimball Electronics Inc., Plexus Corp and Sanmina Corporation.

Most Important Performance Measures

In our assessment, the most important financial performance measures used to link CAP to Company performance are listed below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the Compensation Discussion and Analysis.

Financial Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Descriptions of the Relationships Presented in the Pay Versus Performance Table

The illustrations below compare the relationships between CAP and the following measures:

•
the Company’s cumulative TSR and the Form 10-K Peer Group’s cumulative TSR;
•
the Company’s Net Income; and
•
the Company’s Revenue

CAP vs. TSR

CAP vs. Net Income

CAP vs. Revenue

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Mr. Moezidis; Mr. Schumaker; Mr. Kamal; Mr. Valkanoff; Mr. Beaver; Mr. Lakkaraju

2023: Mr. Moezidis; Mr. Beaver; Ms. Rhonda R. Buseman; Mr. Lakkaraju

2022 and 2021: Michael D. Buseman; Mr. Beaver; Robert B. Crawford; Mr. Lakkaraju

2020: Mr. Buseman; Mr. Beaver; Mr. Janick; Mr. Lakkaraju

Adjustment To PEO Compensation, Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022		2021		2020
	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	6,544,395	1,665,717	5,837,439	1,679,186	6,718,650	1,803,293	6,736,846	1,776,762	4,870,541	1,286,201
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,200,000)	(1,055,000)	(4,000,000)	(1,081,250)	(3,850,000)	(854,673)	(4,375,000)	(961,344)	(3,500,000)	(759,687)
Year-end fair value of unvested awards granted in the current year	7,439,589	1,492,843	4,529,294	1,210,321	3,956,739	878,408	4,145,568	910,960	3,367,877	731,026
Year-over-year difference of year-end fair values for unvested awards granted in prior years	320,701	79,748	(1,820,841)	(286,789)	1,755,646	377,497	(2,377,268)	(688,242)	(1,137,486)	(344,763)
Fair values at vest date for awards granted in prior fiscal years and vested in current year	4,062,637	480,590	4,629,967	694,789	1,646,191	341,880	1,459,832	293,019	479,065	240,576
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(3,819,931)	(414,109)	(4,853,336)	(727,383)	(1,717,137)	(356,934)	(1,298,236)	(282,430)	(1,115,978)	(306,603)
Dividends or dividend equivalents not otherwise included in total compensation	157,152	10,144	102,869	17,797	33,147	13,299	18,521	5,179	—	—
Grants made in prior fiscal years that are forfeited during 2024	—	(415,153)	—	—	—	—	—	—	—	—

Compensation Actually Paid (as calculated)	10,504,543	1,844,780	4,425,392	1,506,671	8,543,236	2,202,770	4,310,263	1,053,904	2,964,019	846,750

Non-PEO NEO Average Total Compensation Amount	$ 1,665,717	$ 1,679,186	$ 1,803,293	$ 1,776,762	$ 1,286,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,844,780	1,506,671	2,202,770	1,053,904	846,750
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022		2021		2020
	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $	Jeffrey W. Benck $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	6,544,395	1,665,717	5,837,439	1,679,186	6,718,650	1,803,293	6,736,846	1,776,762	4,870,541	1,286,201
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,200,000)	(1,055,000)	(4,000,000)	(1,081,250)	(3,850,000)	(854,673)	(4,375,000)	(961,344)	(3,500,000)	(759,687)
Year-end fair value of unvested awards granted in the current year	7,439,589	1,492,843	4,529,294	1,210,321	3,956,739	878,408	4,145,568	910,960	3,367,877	731,026
Year-over-year difference of year-end fair values for unvested awards granted in prior years	320,701	79,748	(1,820,841)	(286,789)	1,755,646	377,497	(2,377,268)	(688,242)	(1,137,486)	(344,763)
Fair values at vest date for awards granted in prior fiscal years and vested in current year	4,062,637	480,590	4,629,967	694,789	1,646,191	341,880	1,459,832	293,019	479,065	240,576
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(3,819,931)	(414,109)	(4,853,336)	(727,383)	(1,717,137)	(356,934)	(1,298,236)	(282,430)	(1,115,978)	(306,603)
Dividends or dividend equivalents not otherwise included in total compensation	157,152	10,144	102,869	17,797	33,147	13,299	18,521	5,179	—	—
Grants made in prior fiscal years that are forfeited during 2024	—	(415,153)	—	—	—	—	—	—	—	—

Compensation Actually Paid (as calculated)	10,504,543	1,844,780	4,425,392	1,506,671	8,543,236	2,202,770	4,310,263	1,053,904	2,964,019	846,750

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Revenue
Total Shareholder Return Vs Peer Group	CAP vs. TSR
Tabular List, Table

Most Important Performance Measures

In our assessment, the most important financial performance measures used to link CAP to Company performance are listed below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the Compensation Discussion and Analysis.

Financial Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Total Shareholder Return Amount	$ 149.3	89.35	84.06	83.1	80.94
Peer Group Total Shareholder Return Amount	375.27	246.91	161.06	147.89	111.91
Net Income (Loss)	$ 63,327,000	$ 64,315,000	$ 68,229,000	$ 35,770,000	$ 14,055,000
Company Selected Measure Amount	2,656,105,000	2,838,976,000	2,886,331,000	2,255,319,000	2,053,131,000
PEO Name	Jeffrey W. Benck	Jeffrey W. Benck	Jeffrey W. Benck	Jeffrey W. Benck	Jeffrey W. Benck
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return On Invested Capital (ROIC)
Jeffrey W. Benck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,544,395	$ 5,837,439	$ 6,718,650	$ 6,736,846	$ 4,870,541
PEO Actually Paid Compensation Amount	10,504,543	4,425,392	8,543,236	4,310,263	2,964,019
PEO | Jeffrey W. Benck [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,200,000)	(4,000,000)	(3,850,000)	(4,375,000)	(3,500,000)
PEO | Jeffrey W. Benck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,439,589	4,529,294	3,956,739	4,145,568	3,367,877
PEO | Jeffrey W. Benck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,701	(1,820,841)	1,755,646	(2,377,268)	(1,137,486)
PEO | Jeffrey W. Benck [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,062,637	4,629,967	1,646,191	1,459,832	479,065
PEO | Jeffrey W. Benck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,819,931)	(4,853,336)	(1,717,137)	(1,298,236)	(1,115,978)
PEO | Jeffrey W. Benck [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jeffrey W. Benck [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,152	102,869	33,147	18,521	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,000)	(1,081,250)	(854,673)	(961,344)	(759,687)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,492,843	1,210,321	878,408	910,960	731,026
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,748	(286,789)	377,497	(688,242)	(344,763)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,590	694,789	341,880	293,019	240,576
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,109)	(727,383)	(356,934)	(282,430)	(306,603)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(415,153)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,144	$ 17,797	$ 13,299	$ 5,179	$ 0